Income tax - Recognised deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	$ 26,656	$ 148,056
Liabilities	(145,133)	(146,893)
Net deferred tax assets recognised in the statement of the financial position	2,142	1,502
Net deferred tax liabilities recognised in the statement of the financial position	(120,619)	(339)
Net	(118,477)	1,163	$ 698
Vessels, containers, handling equipments and other tangible assets
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(144,706)	(144,462)
Net	(144,706)	(144,462)	(150,698)
Financial liabilities
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets		13,445
Net		13,445	12,281
Employee benefits.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	17,631	16,880
Net	17,631	16,880	17,190
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Assets	9,025	117,731
Net	9,025	117,731	125,171
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Liabilities	(427)	(2,431)
Net	$ (427)	$ (2,431)	$ (3,246)